Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Value Fund))	0 Months Ended
Mar. 29, 2012
Morgan Stanley Capital International (MSCI) EAFE Index
Average Annual Return:
1 Year	(12.14%)
5 Years (or life of class, if less)	(4.72%)
10 Years (or life of class, if less)	4.67%
Morgan Stanley Capital International (MSCI) EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	7.33% [1]
Class A
Average Annual Return:
1 Year	(27.37%)
5 Years (or life of class, if less)	(8.55%)
10 Years (or life of class, if less)	1.46%
Inception Date	Jul. 02, 1990
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(27.49%)
5 Years (or life of class, if less)	(9.13%)
10 Years (or life of class, if less)	0.70%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(17.64%)
5 Years (or life of class, if less)	(7.14%)
10 Years (or life of class, if less)	1.12%
Class B
Average Annual Return:
1 Year	(27.49%)
5 Years (or life of class, if less)	(8.68%)
10 Years (or life of class, if less)	1.53%
Inception Date	Sep. 01, 1993
Class C
Average Annual Return:
1 Year	(24.30%)
5 Years (or life of class, if less)	(8.29%)
10 Years (or life of class, if less)	1.18%
Inception Date	Sep. 01, 1993
Class N
Average Annual Return:
1 Year	(23.94%)
5 Years (or life of class, if less)	(7.84%)
10 Years (or life of class, if less)	1.67%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	(22.46%)
5 Years (or life of class, if less)	10.80%
10 Years (or life of class, if less)
Inception Date	Nov. 13, 2008

[1]	From 10-31-08